                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

      SUPPLEMENT DATED DECEMBER 14, 2000 TO PROSPECTUS DATED MAY 1, 2000, AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000 AND DECEMBER 14, 2000

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000. You should read this supplement along with the prospectus.

- The following information updates and replaces the "Systematic Distribution Option Availability" paragraph on page 28 of the prospectus:

    SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees--Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

- The following information updates and replaces the "Death Benefit" Section in Appendix I--ALIAC Guaranteed Account:

    DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

X.34370-00                                                         December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

          SUPPLEMENT DATED DECEMBER 14, 2000 TO MAY 1, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET L

Series L of the Aetna GET Fund (GET L) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET L. Aeltus Investment Management, Inc. serves as investment adviser to GET L.

We will offer GET L shares only during its offering period, which is scheduled to run from December 14, 2000 through the close of business on March 14, 2001. GET L may not be available under your contract, your plan or in your state. Please read the GET L prospectus for a more complete description of GET L, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET L

GET L seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET L's guarantee period runs from March 15, 2001 through March 14, 2006. During the offering period, all GET L assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET L will end on March 14, 2006 which is GET L's maturity date. The Company guarantees that the value of an accumulation unit of the GET L subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET L subaccount to make up the difference. This means that if you remain invested in GET L until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET L as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET L subaccount. The value of dividends and distributions made by GET L throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET L investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET L before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET L. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET L amounts. If you do not make a choice, on the maturity date we will transfer your GET L amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET L amounts to the fund or funds designated by the Company.

X.GETL34370-00                                                     December 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET L Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET L investment option:

GET L GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................    0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES.....................    1.90%(1)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES L ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(2)    OTHER EXPENSES(3)    (AFTER EXPENSE REIMBURSEMENT)(4)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series L                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the

GET L prospectus.

--------------------------------

                  (1)   The total separate account expenses that apply to your
                        contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.
                  (2)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (3)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET L and any additional direct fund expenses.
                  (4)   The investment adviser is contractually obligated through
                        GET L's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET L's Total Fund Annual Expenses do not
                        exceed 0.75% of the fund's average daily net assets. It is not expected that GET L's actual expenses without this
                        waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES L
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET L investment option under the contract (until GET L's maturity date) and assume a 5% annual return on the investment.(5)

 -     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 -     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 -     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                                EXAMPLE A                          EXAMPLE B
                                                     If you withdraw your entire        If at the end of the periods
                                                     account value at the end of the    shown you (1) leave your entire
                                                     periods shown, you would pay       account value invested or
                                                     the following expenses,            (2) select an income phase
                                                     including any applicable early     payment option, you would pay
                                                     withdrawal charge:                 the following expenses (no
                                                                                        early withdrawal charge is
                                                                                        reflected):

                                                             1 YEAR     3 YEARS    5 YEARS    1 YEAR     3 YEARS    5 YEARS
                                                            ---------  ---------  ---------  ---------  ---------  ---------

Aetna GET Fund Series L                                        $90       $137       $177        $27        $83     $142

--------------------------------

                  (5)   The examples shown above reflect an annual mortality and
                        expense risk charge of 1.25%, an annual contract
                        administrative expense charge of 0.15%, an annual GET L
                        guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to
                        0.022%, and all charges and expenses of the GET L Fund.
                        Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of
                        year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES L)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from March 15, 2001 through March 14, 2006, the maturity date.

POLICIES
Prior to March 15, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series L are those generally attributable to stock and bond investing. The success of Series L's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series L invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series L assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series L would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series L assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series L's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETL34370-00                                                     December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT DATED MARCH 1, 2001 TO MAY 1, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET M

Series M of the Aetna GET Fund (GET M) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET M. Aeltus Investment Management, Inc. serves as investment adviser to GET M.

We will offer GET M shares only during its offering period, which is scheduled to run from March 15, 2001 through the close of business on June 13, 2001. GET M may not be available under your contract, your plan or in your state. Please read the GET M prospectus for a more complete description of GET M, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET M

GET M seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET M's guarantee period runs from June 14, 2001 through June 13, 2006. During the offering period, all GET M assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET M will end on June 13, 2006 which is GET M's maturity date. The Company guarantees that the value of an accumulation unit of the GET M subaccount under the contract on the maturity date (as valued after the close of business on June 13, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET M subaccount to make up the difference. This means that if you remain invested in GET M until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET M as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET M subaccount. The value of dividends and distributions made by GET M throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET M investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET M before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET M. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET M amounts. If you do not make a choice, on the maturity date we will transfer your GET M amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET M amounts to the fund or funds designated by the Company.

X.GETM34370-00                                                        March 2001

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET M Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET M investment option:

GET M GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................     0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES.....................     1.90%(1)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES M ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(2)    OTHER EXPENSES(3)    (AFTER EXPENSE REIMBURSEMENT)(4)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series M                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the

GET M prospectus.

--------------------------------

                  (1)   The total separate account expenses that apply to your
                        contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.
                  (2)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (3)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET M and any additional direct fund expenses.
                  (4)   The investment adviser is contractually obligated through
                        GET M's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET M's Total Fund Annual Expenses do not
                        exceed 0.75% of the fund's average daily net assets. It is not expected that GET M's actual expenses without this
                        waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES M
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET M investment option under the contract (until GET M's maturity date) and assume a 5% annual return on the investment.(5)

 -     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 -     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 -     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                                EXAMPLE A                          EXAMPLE B
                                                     If you withdraw your entire        If at the end of the periods
                                                     account value at the end of the    shown you (1) leave your entire
                                                     periods shown, you would pay       account value invested or
                                                     the following expenses,            (2) select an income phase
                                                     including any applicable early     payment option, you would pay
                                                     withdrawal charge:                 the following expenses (no
                                                                                        early withdrawal charge is
                                                                                        reflected):

                                                             1 YEAR     3 YEARS    5 YEARS    1 YEAR     3 YEARS    5 YEARS
                                                            ---------  ---------  ---------  ---------  ---------  ---------
Aetna GET Fund Series M                                        $90       $137       $177        $27        $83       $142

--------------------------------

                  (5)   The examples shown above reflect an annual mortality and
                        expense risk charge of 1.25%, an annual contract administra-
                        tive expense charge of 0.15%, an annual GET M guarantee
                        charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET M Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the
                        end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES M)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2001 through June 13, 2006, the maturity date.

POLICIES
Prior to June 14, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short-to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series M are those generally attributable to stock and bond investing. The success of Series M's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series M invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series M assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series M would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series M assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series M's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETM34370-00                                                        March 2001